UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund

May 31, 2017

ITB-QTLY-0717
1.832120.111

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6% 2/15/26	$6,687,000	$8,736,459
6.25% 8/15/23	5,557,000	6,968,389
6.5% 11/15/26	3,966,000	5,425,984
6.625% 2/15/27	3,006,000	4,170,122
6.75% 8/15/26	3,230,000	4,466,231
6.875% 8/15/25	3,015,000	4,104,757
7.125% 2/15/23	3,713,000	4,769,464
7.25% 8/15/22	3,348,000	4,248,689
7.5% 11/15/24	3,105,000	4,284,779
7.625% 11/15/22	1,468,000	1,907,769
7.625% 2/15/25	2,762,000	3,864,427
U.S. Treasury Notes:
1.25% 7/31/23	22,625,000	21,723,530
1.375% 6/30/23	24,163,000	23,399,401
1.375% 8/31/23	23,386,000	22,603,107
1.375% 9/30/23	24,429,000	23,588,300
1.5% 2/28/23	23,084,000	22,596,166
1.5% 3/31/23	23,329,000	22,815,039
1.5% 8/15/26	52,689,000	49,634,671
1.625% 8/15/22	18,970,000	18,801,053
1.625% 11/15/22	29,050,000	28,723,188
1.625% 4/30/23	23,177,000	22,807,605
1.625% 5/31/23	22,964,000	22,582,752
1.625% 10/31/23	23,601,000	23,131,741
1.625% 2/15/26	52,501,000	50,216,366
1.625% 5/15/26	52,074,000	49,696,093
1.75% 9/30/22	23,678,000	23,583,667
1.75% 1/31/23	24,140,000	23,975,920
1.75% 5/15/23	42,716,000	42,322,201
1.875% 8/31/22	23,130,000	23,204,085
1.875% 10/31/22	23,534,000	23,580,880
2% 7/31/22	25,702,000	25,951,001
2% 11/30/22	25,570,000	25,766,761
2% 2/15/23	41,743,000	42,021,843
2% 4/30/24	22,778,000	22,753,969
2% 5/31/24	24,174,000	24,139,069
2% 2/15/25	55,594,000	55,200,950
2% 8/15/25	55,581,000	54,990,452
2% 11/15/26	53,023,000	52,086,826
2.125% 6/30/22	24,820,000	25,220,421
2.125% 12/31/22	24,540,200	24,878,585
2.125% 11/30/23	23,057,000	23,286,671
2.125% 2/29/24	23,707,000	23,894,997
2.125% 3/31/24	22,743,000	22,910,025
2.125% 5/15/25	54,664,000	54,681,055
2.25% 12/31/23	23,152,000	23,539,981
2.25% 1/31/24	23,291,000	23,669,479
2.25% 11/15/24	54,933,000	55,598,184
2.25% 11/15/25	54,625,200	55,015,661
2.25% 2/15/27	52,942,000	53,092,991
2.375% 8/15/24	54,675,000	55,885,938
2.375% 5/15/27	19,207,000	19,490,611
2.5% 8/15/23	36,334,000	37,524,774
2.5% 5/15/24	53,522,000	55,194,563
2.75% 11/15/23	47,841,000	50,130,288
2.75% 2/15/24	41,882,000	43,873,028
		1,542,730,958
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,539,364,221)		1,542,730,958
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.86% (a)
(Cost $6,572,488)	6,571,175	6,572,490
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,545,936,709)		1,549,303,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(505,492)
NET ASSETS - 100%		$1,548,797,956

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,645
Total	$3,645

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,542,730,958	$--	$1,542,730,958	$--
Money Market Funds	6,572,490	6,572,490	--	--
Total Investments in Securities:	$1,549,303,448	$6,572,490	$1,542,730,958	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,546,108,640. Net unrealized appreciation aggregated $3,194,808, of which $16,844,990 related to appreciated investment securities and $13,650,182 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund

May 31, 2017

LBX-QTLY-0717
1.832125.111

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$37,136,000	$32,462,100
2.5% 2/15/45	39,829,000	36,963,184
2.5% 2/15/46	36,830,000	34,069,186
2.5% 5/15/46	36,689,000	33,920,118
2.75% 8/15/42	22,404,000	22,032,945
2.75% 11/15/42	27,925,000	27,423,216
2.875% 5/15/43	38,896,000	39,029,724
2.875% 8/15/45	39,495,500	39,498,581
2.875% 11/15/46	36,722,000	36,707,642
3% 5/15/42	14,827,000	15,272,967
3% 11/15/44	39,529,000	40,586,717
3% 5/15/45	39,980,000	40,991,974
3% 11/15/45	39,540,000	40,511,498
3% 2/15/47	36,833,000	37,772,536
3% 5/15/47	14,082,000	14,449,456
3.125% 11/15/41	13,813,000	14,568,405
3.125% 2/15/42	17,272,000	18,206,450
3.125% 2/15/43	27,588,000	28,988,946
3.125% 8/15/44	40,214,300	42,269,009
3.375% 5/15/44	39,603,300	43,534,244
3.5% 2/15/39	12,001,000	13,564,406
3.625% 8/15/43	32,239,000	36,917,427
3.625% 2/15/44	39,216,000	44,977,379
3.75% 8/15/41	15,491,000	18,085,743
3.75% 11/15/43	38,945,000	45,562,613
3.875% 8/15/40	15,643,000	18,590,736
4.25% 5/15/39	10,954,000	13,728,440
4.25% 11/15/40	16,307,000	20,455,093
4.375% 2/15/38	6,466,000	8,261,324
4.375% 11/15/39	12,701,000	16,181,861
4.375% 5/15/40	17,496,000	22,308,082
4.375% 5/15/41	13,832,000	17,692,539
4.5% 2/15/36	13,613,000	17,621,389
4.5% 5/15/38	7,300,000	9,483,729
4.5% 8/15/39	11,885,000	15,395,259
4.625% 2/15/40	20,768,000	27,378,870
4.75% 2/15/37	4,533,000	6,053,504
4.75% 2/15/41	17,889,000	24,071,188
5% 5/15/37	6,375,000	8,775,086
5.25% 11/15/28	7,857,000	10,184,023
5.25% 2/15/29	5,595,000	7,278,306
5.375% 2/15/31	12,513,000	16,969,292
5.5% 8/15/28	6,203,000	8,167,850
6.125% 11/15/27	8,785,000	11,960,294
6.125% 8/15/29	4,707,900	6,612,208
6.25% 5/15/30	8,018,000	11,525,562
6.375% 8/15/27	3,559,000	4,904,469
		1,101,965,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,049,949,576)		1,101,965,570
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.86% (a)
(Cost $8,239,905)	8,238,257	8,239,905
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,058,189,481)		1,110,205,475
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,527,195)
NET ASSETS - 100%		$1,107,678,280

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,424
Total	$4,424

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,101,965,570	$--	$1,101,965,570	$--
Money Market Funds	8,239,905	8,239,905	--	--
Total Investments in Securities:	$1,110,205,475	$8,239,905	$1,101,965,570	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,060,310,962. Net unrealized appreciation aggregated $49,894,513, of which $61,059,347 related to appreciated investment securities and $11,164,834 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

May 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV5-QTLY-0717
1.9867820.101

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$14,278,000	$12,480,985
2.5% 2/15/45	15,266,700	14,168,215
2.5% 2/15/46	14,146,000	13,085,602
2.5% 5/15/46	14,279,000	13,201,378
2.75% 8/15/42	8,609,500	8,466,909
2.75% 11/15/42	10,672,100	10,480,333
2.875% 5/15/43	15,200,200	15,252,458
2.875% 8/15/45	15,377,100	15,378,299
2.875% 11/15/46	14,110,000	14,104,483
3% 5/15/42	5,759,700	5,932,940
3% 11/15/44	15,260,800	15,669,148
3% 5/15/45	15,377,800	15,767,043
3% 11/15/45	15,223,000	15,597,029
3% 2/15/47	14,276,000	14,640,152
3% 5/15/47	5,533,000	5,677,378
3.125% 11/15/41	5,183,700	5,467,186
3.125% 2/15/42	6,760,100	7,125,835
3.125% 2/15/43	10,818,600	11,367,979
3.125% 8/15/44	15,159,300	15,933,849
3.375% 5/15/44	15,255,800	16,770,060
3.5% 2/15/39	4,444,200	5,023,159
3.625% 8/15/43	12,610,600	14,440,612
3.625% 2/15/44	15,084,500	17,300,624
3.75% 8/15/41	5,850,700	6,830,692
3.75% 11/15/43	14,995,100	17,543,102
3.875% 8/15/40	5,833,700	6,932,991
4.25% 5/15/39	4,128,100	5,173,669
4.25% 11/15/40	6,370,800	7,991,372
4.375% 2/15/38	2,598,200	3,319,606
4.375% 11/15/39	4,769,200	6,076,256
4.375% 5/15/40	6,925,700	8,830,538
4.375% 5/15/41	5,259,700	6,727,693
4.5% 5/15/38	2,942,300	3,822,463
4.5% 8/15/39	4,419,000	5,724,160
4.625% 2/15/40	8,219,900	10,836,459
4.75% 2/15/41	6,785,900	9,131,012
		382,271,669
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $378,448,315)		382,271,669
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.86% (a)
(Cost $2,726,790)	2,726,245	2,726,790
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $381,175,105)		384,998,459
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(986,826)
NET ASSETS - 100%		$384,011,633

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,636
Total	$1,636

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$382,271,669	$--	$382,271,669	$--
Money Market Funds	2,726,790	2,726,790	--	--
Total Investments in Securities:	$384,998,459	$2,726,790	$382,271,669	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $382,868,946. Net unrealized appreciation aggregated $2,129,513, of which $4,566,988 related to appreciated investment securities and $2,437,475 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

May 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

UYB-QTLY-0717
1.9868587.101

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
2.25% 8/15/46	$272,000	$237,766
2.5% 2/15/45	4,250,000	3,944,200
2.5% 2/15/46	211,000	195,183
2.5% 5/15/46	223,000	206,170
2.75% 8/15/42	85,000	83,592
2.75% 11/15/42	119,000	116,862
2.875% 5/15/43	5,018,000	5,035,252
2.875% 8/15/45	4,048,000	4,048,316
2.875% 11/15/46	3,370,000	3,368,682
3% 5/15/42	4,337,000	4,467,448
3% 11/15/44	443,000	454,854
3% 5/15/45	496,000	508,555
3% 11/15/45	3,918,000	4,014,265
3% 2/15/47	961,000	985,513
3.125% 11/15/41	191,000	201,445
3.125% 2/15/42	100,000	105,410
3.125% 2/15/43	198,000	208,055
3.125% 8/15/44	4,524,000	4,755,149
3.375% 5/15/44	4,602,000	5,058,785
3.625% 8/15/43	387,000	443,160
3.625% 2/15/44	350,000	401,420
3.75% 8/15/41	175,000	204,313
3.75% 11/15/43	874,000	1,022,512
3.875% 8/15/40	84,000	99,829
4.25% 5/15/39	122,000	152,900
4.25% 11/15/40	87,000	109,131
4.375% 2/15/38	42,000	53,662
4.375% 11/15/39	60,000	76,444
4.375% 5/15/40	105,000	133,879
4.375% 5/15/41	89,000	113,840
4.5% 2/15/36	2,953,000	3,822,520
4.5% 5/15/38	18,000	23,385
4.5% 8/15/39	3,618,000	4,686,584
4.625% 2/15/40	192,000	253,117
4.75% 2/15/37	13,000	17,361
4.75% 2/15/41	137,000	184,345
5% 5/15/37	219,000	301,450
5.25% 11/15/28	27,000	34,997
5.25% 2/15/29	61,000	79,352
5.375% 2/15/31	77,000	104,422
5.5% 8/15/28	104,000	136,943
6% 2/15/26	39,000	50,953
6.125% 11/15/27	4,892,000	6,660,189
6.125% 8/15/29	26,000	36,517
6.25% 8/15/23	77,000	96,557
6.25% 5/15/30	63,000	90,560
6.5% 11/15/26	39,000	53,357
6.625% 2/15/27	50,000	69,363
6.75% 8/15/26	23,000	31,803
6.875% 8/15/25	8,000	10,892
7.125% 2/15/23	10,000	12,845
7.25% 8/15/22	38,000	48,223
7.5% 11/15/24	20,000	27,599
7.625% 11/15/22	50,000	64,979
7.625% 2/15/25	79,000	110,532
7.875% 2/15/21	246,000	301,340
8% 11/15/21	17,000	21,577
8.125% 8/15/19	154,000	176,697
8.125% 5/15/21	245,000	305,590
8.125% 8/15/21	96,000	120,998
8.5% 2/15/20	398,000	473,169
8.75% 5/15/20	38,000	46,002
8.75% 8/15/20	216,000	264,895
8.875% 2/15/19	428,000	483,256
U.S. Treasury Notes:
0.625% 6/30/18	8,045,000	7,994,719
0.75% 7/31/18	147,000	146,174
0.75% 9/30/18	455,000	452,121
0.75% 10/31/18	235,000	233,403
0.75% 2/15/19	312,000	309,319
0.75% 7/15/19	202,000	199,672
0.875% 7/15/18	307,000	305,801
0.875% 6/15/19	512,000	507,700
0.875% 9/15/19	228,000	225,729
1% 8/15/18	246,000	245,366
1% 9/15/18	486,000	484,595
1% 11/30/18	254,000	253,097
1% 9/30/19	377,000	374,202
1% 10/15/19	3,750,000	3,721,144
1% 11/15/19	575,000	570,216
1.125% 1/15/19	614,000	612,729
1.125% 1/31/19	363,000	362,220
1.125% 2/28/19	485,000	483,844
1.125% 2/28/21	644,000	632,755
1.125% 6/30/21	381,000	373,008
1.125% 7/31/21	10,093,000	9,871,428
1.125% 8/31/21	10,964,000	10,713,023
1.125% 9/30/21	155,000	151,307
1.25% 10/31/18	347,000	347,068
1.25% 11/30/18	434,000	434,017
1.25% 12/31/18	326,000	326,000
1.25% 4/30/19	761,000	760,465
1.25% 3/31/21	9,048,000	8,925,001
1.25% 10/31/21	489,000	479,507
1.25% 7/31/23	213,000	204,513
1.375% 7/31/18	38,000	38,065
1.375% 9/30/18	11,363,000	11,383,862
1.375% 12/15/19	322,000	322,113
1.375% 1/15/20	1,105,000	1,105,043
1.375% 2/15/20	416,000	415,724
1.375% 2/29/20	123,000	122,880
1.375% 3/31/20	571,000	570,331
1.375% 4/30/20	11,238,000	11,217,367
1.375% 8/31/20	470,000	467,980
1.375% 9/30/20	439,000	436,839
1.375% 10/31/20	463,000	460,341
1.375% 1/31/21	255,000	253,048
1.375% 4/30/21	142,000	140,641
1.375% 5/31/21	8,696,000	8,605,640
1.375% 6/30/23	186,000	180,122
1.375% 8/31/23	252,000	243,564
1.375% 9/30/23	9,140,000	8,825,456
1.5% 8/31/18	10,437,000	10,471,244
1.5% 12/31/18	391,000	392,466
1.5% 1/31/19	330,000	331,289
1.5% 2/28/19	407,000	408,574
1.5% 10/31/19	639,000	641,446
1.5% 4/15/20	11,314,000	11,336,096
1.5% 5/31/20	10,599,000	10,612,662
1.5% 1/31/22	69,000	68,261
1.5% 2/28/23	191,000	186,964
1.5% 3/31/23	308,000	301,214
1.5% 8/15/26	3,124,000	2,942,905
1.625% 3/31/19	482,000	485,106
1.625% 4/30/19	27,000	27,177
1.625% 6/30/19	473,000	476,141
1.625% 7/31/19	19,362,000	19,492,090
1.625% 8/31/19	18,852,000	18,981,608
1.625% 12/31/19	334,000	336,127
1.625% 3/15/20	133,000	133,784
1.625% 7/31/20	96,000	96,398
1.625% 11/30/20	631,000	632,454
1.625% 8/15/22	40,000	39,644
1.625% 11/15/22	254,000	251,143
1.625% 4/30/23	204,000	200,749
1.625% 5/31/23	366,000	359,924
1.625% 10/31/23	144,000	141,137
1.625% 2/15/26	557,000	532,762
1.625% 5/15/26	416,000	397,004
1.75% 9/30/19	651,000	657,281
1.75% 10/31/20	357,000	359,566
1.75% 12/31/20	607,000	610,675
1.75% 11/30/21	464,000	464,798
1.75% 2/28/22	660,000	659,794
1.75% 3/31/22	517,000	516,737
1.75% 5/15/22	40,000	39,975
1.75% 5/31/22	2,641,000	2,640,382
1.75% 9/30/22	385,000	383,466
1.75% 1/31/23	175,000	173,811
1.75% 5/15/23	287,000	284,354
1.875% 11/30/21	482,000	485,314
1.875% 1/31/22	427,000	429,552
1.875% 2/28/22	162,000	163,000
1.875% 3/31/22	454,000	456,501
1.875% 4/30/22	122,000	122,639
1.875% 5/31/22	114,000	114,557
1.875% 8/31/22	425,000	426,361
1.875% 10/31/22	448,000	448,892
2% 2/28/21	48,000	48,713
2% 10/31/21	242,000	244,950
2% 11/15/21	147,000	148,895
2% 12/31/21	184,000	186,185
2% 2/15/22	210,000	212,625
2% 11/30/22	443,000	446,409
2% 2/15/23	12,462,000	12,545,246
2% 4/30/24	891,000	890,060
2% 2/15/25	446,000	442,847
2% 8/15/25	552,000	546,135
2% 11/15/26	591,000	580,565
2.125% 8/31/20	218,000	222,241
2.125% 1/31/21	433,000	441,237
2.125% 9/30/21	30,000	30,531
2.125% 12/31/21	275,000	279,802
2.125% 6/30/22	18,865,000	19,169,349
2.125% 12/31/22	261,000	264,599
2.125% 11/30/23	381,000	384,795
2.125% 2/29/24	309,000	311,450
2.125% 3/31/24	128,000	128,940
2.125% 5/15/25	485,000	485,151
2.25% 3/31/21	434,000	444,223
2.25% 12/31/23	330,000	335,530
2.25% 1/31/24	7,160,000	7,276,350
2.25% 11/15/24	764,000	773,251
2.25% 11/15/25	18,236,000	18,366,351
2.25% 2/15/27	1,411,000	1,415,024
2.375% 6/30/18	233,000	235,785
2.375% 8/15/24	1,645,000	1,681,433
2.5% 8/15/23	395,000	407,945
2.5% 5/15/24	7,959,000	8,207,719
2.625% 11/15/20	380,000	393,641
2.75% 11/15/23	566,000	593,084
2.75% 2/15/24	1,132,000	1,185,814
3.125% 5/15/19	45,000	46,600
3.125% 5/15/21	357,000	377,277
3.375% 11/15/19	391,000	410,077
3.5% 5/15/20	408,000	432,225
3.625% 8/15/19	12,000	12,601
3.625% 2/15/20	492,000	521,039
3.625% 2/15/21	517,000	554,886
3.75% 11/15/18	195,000	202,038
4% 8/15/18	182,000	188,015
		327,283,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $326,498,307)		327,283,777
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.86% (a)
(Cost $4,533,706)	4,532,800	4,533,707
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $331,032,013)		331,817,484
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,370,586)
NET ASSETS - 100%		$329,446,898

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,135
Total	$1,135

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$327,283,777	$--	$327,283,777	$--
Money Market Funds	4,533,707	4,533,707	--	--
Total Investments in Securities:	$331,817,484	$4,533,707	$327,283,777	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $331,050,978. Net unrealized appreciation aggregated $766,506, of which $1,045,633 related to appreciated investment securities and $279,127 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund

May 31, 2017

STD-QTLY-0717
1.832122.111

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
7.875% 2/15/21	$804,000	$984,869
8% 11/15/21	2,794,000	3,546,198
8.125% 8/15/19	2,144,000	2,459,989
8.125% 5/15/21	823,000	1,026,532
8.125% 8/15/21	446,000	562,134
8.5% 2/15/20	1,062,000	1,262,577
8.75% 5/15/20	313,000	378,913
8.75% 8/15/20	2,043,000	2,505,468
8.875% 2/15/19	2,120,000	2,393,696
9% 11/15/18	1,497,000	1,665,998
U.S. Treasury Notes:
0.625% 6/30/18	9,221,000	9,163,369
0.75% 7/31/18	9,991,000	9,934,831
0.75% 8/31/18	9,024,000	8,970,064
0.75% 9/30/18	9,383,000	9,323,624
0.75% 10/31/18	9,512,000	9,447,347
0.75% 2/15/19	8,618,000	8,543,937
0.75% 7/15/19	8,322,000	8,226,106
0.75% 8/15/19	8,541,000	8,436,902
0.875% 7/15/18	7,732,000	7,701,799
0.875% 10/15/18	8,710,000	8,667,469
0.875% 4/15/19	8,029,000	7,969,722
0.875% 5/15/19	8,301,000	8,234,849
0.875% 6/15/19	8,834,000	8,759,812
0.875% 7/31/19	4,851,000	4,806,657
0.875% 9/15/19	8,291,000	8,208,413
1% 8/15/18	7,453,000	7,433,786
1% 9/15/18	8,532,000	8,507,334
1% 11/30/18	8,714,000	8,683,022
1% 3/15/19	7,771,000	7,733,660
1% 6/30/19	3,904,000	3,881,126
1% 8/31/19	5,525,000	5,486,154
1% 9/30/19	6,826,000	6,775,337
1% 10/15/19	8,790,000	8,722,361
1% 11/15/19	8,498,000	8,427,297
1% 11/30/19	8,029,000	7,959,686
1.125% 6/15/18	7,639,000	7,631,239
1.125% 1/15/19	8,351,000	8,333,713
1.125% 1/31/19	9,602,000	9,581,375
1.125% 2/28/19	9,449,000	9,426,483
1.125% 5/31/19	4,196,000	4,182,724
1.125% 12/31/19	7,505,000	7,459,265
1.125% 3/31/20	6,056,000	6,007,976
1.125% 4/30/20	7,772,000	7,704,904
1.125% 2/28/21	11,891,000	11,683,371
1.125% 6/30/21	11,953,000	11,702,262
1.125% 7/31/21	11,931,000	11,669,079
1.125% 8/31/21	12,394,000	12,110,289
1.125% 9/30/21	11,925,000	11,640,851
1.25% 10/31/18	10,911,000	10,913,128
1.25% 11/15/18	7,645,000	7,645,894
1.25% 11/30/18	10,285,000	10,285,401
1.25% 12/15/18	7,907,000	7,907,308
1.25% 12/31/18	8,927,000	8,927,000
1.25% 1/31/19	8,531,000	8,528,671
1.25% 3/31/19	9,872,000	9,866,985
1.25% 4/30/19	11,887,000	11,878,643
1.25% 5/31/19	9,017,000	9,010,309
1.25% 10/31/19	5,260,000	5,248,491
1.25% 1/31/20	11,823,000	11,780,508
1.25% 2/29/20	7,692,000	7,659,847
1.25% 3/31/21	11,994,000	11,830,954
1.25% 10/31/21	13,066,000	12,812,337
1.375% 6/30/18	7,491,000	7,500,948
1.375% 7/31/18	9,767,000	9,783,789
1.375% 9/30/18	16,232,000	16,261,802
1.375% 11/30/18	4,227,000	4,234,926
1.375% 12/31/18	5,946,000	5,957,149
1.375% 2/28/19	7,517,000	7,530,508
1.375% 12/15/19	8,992,000	8,995,165
1.375% 1/15/20	8,861,000	8,861,346
1.375% 1/31/20	8,355,000	8,352,393
1.375% 2/15/20	8,259,000	8,253,516
1.375% 2/29/20	12,163,000	12,151,117
1.375% 3/31/20	12,018,000	12,003,915
1.375% 4/30/20	12,800,000	12,776,499
1.375% 5/31/20	8,024,000	8,003,940
1.375% 8/31/20	6,975,000	6,945,028
1.375% 9/30/20	12,364,000	12,303,144
1.375% 10/31/20	12,365,000	12,294,000
1.375% 1/31/21	12,117,700	12,024,927
1.375% 4/30/21	11,608,000	11,496,911
1.375% 5/31/21	11,934,000	11,809,994
1.5% 8/31/18	15,749,000	15,800,672
1.5% 12/31/18	11,616,000	11,659,560
1.5% 1/31/19	10,553,000	10,594,220
1.5% 2/28/19	11,541,000	11,585,629
1.5% 3/31/19	4,633,000	4,652,366
1.5% 5/31/19	12,062,000	12,112,890
1.5% 10/31/19	11,908,000	11,953,584
1.5% 11/30/19	11,833,000	11,873,682
1.5% 4/15/20	9,488,000	9,506,530
1.5% 5/15/20	7,529,000	7,542,823
1.5% 5/31/20	11,769,000	11,784,170
1.5% 1/31/22	10,339,000	10,228,342
1.625% 3/31/19	13,219,000	13,304,196
1.625% 4/30/19	10,084,000	10,150,171
1.625% 6/30/19	11,760,000	11,838,098
1.625% 7/31/19	11,391,000	11,467,536
1.625% 8/31/19	11,871,000	11,952,613
1.625% 12/31/19	11,659,000	11,733,233
1.625% 3/15/20	8,771,000	8,822,731
1.625% 6/30/20	12,222,000	12,275,948
1.625% 7/31/20	12,656,000	12,708,409
1.625% 11/30/20	12,327,000	12,355,414
1.75% 10/31/18	4,391,000	4,422,905
1.75% 9/30/19	12,395,000	12,514,587
1.75% 10/31/20	9,204,000	9,270,158
1.75% 12/31/20	12,478,800	12,554,359
1.75% 11/30/21	11,657,000	11,677,038
1.75% 2/28/22	9,953,000	9,949,895
1.75% 3/31/22	9,590,000	9,585,128
1.75% 4/30/22	10,280,000	10,270,357
1.75% 5/15/22	8,617,000	8,611,614
1.75% 5/31/22	11,660,000	11,657,272
1.875% 6/30/20	5,671,000	5,740,560
1.875% 11/30/21	9,868,000	9,935,843
1.875% 1/31/22	12,230,000	12,303,099
1.875% 2/28/22	11,868,000	11,941,249
1.875% 3/31/22	11,327,000	11,389,389
1.875% 4/30/22	12,031,000	12,093,970
1.875% 5/31/22	9,884,000	9,932,264
2% 7/31/20	7,599,000	7,718,327
2% 9/30/20	7,154,000	7,264,107
2% 11/30/20	9,511,000	9,653,665
2% 2/28/21	8,455,000	8,580,506
2% 5/31/21	9,495,000	9,627,408
2% 8/31/21	10,283,000	10,415,558
2% 10/31/21	9,867,000	9,987,259
2% 11/15/21	14,083,000	14,264,544
2% 12/31/21	11,569,000	11,706,382
2% 2/15/22	10,306,000	10,434,825
2.125% 8/31/20	9,215,000	9,394,259
2.125% 1/31/21	8,359,000	8,518,013
2.125% 6/30/21	8,932,000	9,095,286
2.125% 8/15/21	13,989,000	14,246,929
2.125% 9/30/21	10,087,000	10,265,489
2.125% 12/31/21	10,428,000	10,610,083
2.25% 7/31/18	3,067,000	3,102,461
2.25% 3/31/21	9,164,000	9,379,858
2.25% 4/30/21	9,282,000	9,498,818
2.25% 7/31/21	9,674,000	9,896,957
2.375% 6/30/18	4,875,000	4,933,271
2.375% 12/31/20	7,526,000	7,738,256
2.625% 8/15/20	12,028,000	12,450,856
2.625% 11/15/20	18,498,000	19,162,046
2.75% 2/15/19	8,155,000	8,359,511
3.125% 5/15/19	10,243,000	10,607,108
3.125% 5/15/21	10,309,000	10,894,520
3.375% 11/15/19	13,245,000	13,891,210
3.5% 5/15/20	10,790,000	11,430,656
3.625% 8/15/19	9,082,000	9,536,808
3.625% 2/15/20	14,742,000	15,612,117
3.625% 2/15/21	15,561,000	16,701,326
3.75% 11/15/18	8,522,000	8,829,593
4% 8/15/18	5,167,000	5,337,754
		1,436,659,332
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,440,163,925)		1,436,659,332
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.86% (a)
(Cost $2,919,534)	2,918,952	2,919,536
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,443,083,459)		1,439,578,868
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,954,483
NET ASSETS - 100%		$1,441,533,351

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,974
Total	$2,974

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,436,659,332	$--	$1,436,659,332	$--
Money Market Funds	2,919,536	2,919,536	--	--
Total Investments in Securities:	$1,439,578,868	$2,919,536	$1,436,659,332	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,442,359,028. Net unrealized depreciation aggregated $2,780,160, of which $4,055,108 related to appreciated investment securities and $6,835,268 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Long-Term Treasury Bond Index Fund

May 31, 2017

XS8-QTLY-0717
1.9870218.100

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$15,665,000	$13,693,419
2.5% 2/15/45	16,818,000	15,607,894
2.5% 2/15/46	15,557,000	14,390,832
2.5% 5/15/46	15,546,000	14,372,759
2.75% 8/15/42	9,430,000	9,273,820
2.75% 11/15/42	11,430,000	11,224,614
2.875% 5/15/43	16,424,000	16,480,466
2.875% 8/15/45	16,849,000	16,850,314
2.875% 11/15/46	15,734,000	15,727,848
3% 5/15/42	6,043,000	6,224,761
3% 11/15/44	16,909,000	17,361,451
3% 5/15/45	16,882,000	17,309,317
3% 11/15/45	16,855,000	17,269,127
3% 2/15/47	15,729,000	16,130,215
3% 5/15/47	6,091,000	6,249,939
3.125% 11/15/41	5,797,000	6,114,026
3.125% 2/15/42	7,225,000	7,615,887
3.125% 2/15/43	11,655,000	12,246,853
3.125% 8/15/44	16,781,000	17,638,408
3.375% 5/15/44	16,822,000	18,491,718
3.5% 2/15/39	5,023,000	5,677,361
3.625% 8/15/43	13,978,000	16,006,445
3.625% 2/15/44	16,769,000	19,232,601
3.75% 8/15/41	6,563,000	7,662,303
3.75% 11/15/43	16,684,000	19,518,982
3.875% 8/15/40	6,628,000	7,876,967
4.25% 5/15/39	4,898,000	6,138,570
4.25% 11/15/40	7,024,000	8,810,730
4.375% 2/15/38	3,035,000	3,877,686
4.375% 11/15/39	5,292,000	6,742,336
4.375% 5/15/40	7,697,000	9,813,975
4.375% 5/15/41	5,996,000	7,669,496
4.5% 2/15/36	6,048,000	7,828,852
4.5% 5/15/38	3,386,000	4,398,891
4.5% 8/15/39	5,075,000	6,573,911
4.625% 2/15/40	9,139,000	12,048,126
4.75% 2/15/37	104,000	138,885
4.75% 2/15/41	7,747,000	10,424,255
5% 5/15/37	2,986,000	4,110,181
5.25% 11/15/28	4,838,000	6,270,880
5.25% 2/15/29	3,707,000	4,822,284
5.375% 2/15/31	5,590,000	7,580,783
5.5% 8/15/28	163,000	214,632
6.125% 11/15/27	5,906,000	8,040,694
6.125% 8/15/29	63,000	88,483
6.25% 5/15/30	3,937,000	5,659,284
		467,501,261
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $470,630,762)		467,501,261
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.86% (a)
(Cost $175,440)	175,406	175,441
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $470,806,202)		467,676,702
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,224,771
NET ASSETS - 100%		$468,901,473

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85
Total	$85

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$467,501,261	$--	$467,501,261	$--
Money Market Funds	175,441	175,441	--	--
Total Investments in Securities:	$467,676,702	$175,441	$467,501,261	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $470,805,710. Net unrealized depreciation aggregated $3,129,008, of which $40,670 related to appreciated investment securities and $3,169,678 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017